Other payables and accrued expenses (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Dividend payables	$ 86,000		$ 84,000
Deposit received from customers	6,000		0
Rental deposit received	3,000		4,000
Accruals for operating expenses	1,360,000		1,500,000
Other tax payables	130,000		5,000
Other payables and accrued expenses	$ 1,585,000		$ 1,593,000
ZHEJIANG TIANLAN
Other payables and accrued expenses | ¥		¥ 18,428,000		¥ 17,747,000
Accrued expenses | ¥		8,315		7,629
Output VAT | ¥		5,468		6,529
Deposits received and temporary receipts | ¥		¥ 4,645		¥ 3,589